Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the followings:
	As of December 31,
	2019	2020
	RMB	RMB
Finished goods	232,671	311,316
Raw materials	185,344	128,059
Inventories	418,015	439,375